Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Note 9 – DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The components of the deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
Deferred tax assets
Revenue and expense cutoff	$57,497	$204,904
Allowance for doubtful accounts	250,906	359,789
Loss carryforward	1,623,542	526,855
	1,931,945	1,091,548
Less: valuation allowance	(1,623,542)	(526,855)
	$308,403	$564,693
Deferred tax liability
Depreciation of property and equipment	$65,540	$78,684

For the purpose of presentation in the consolidated balance sheets, certain deferred income tax assets and liabilities have been offset. The following is the analysis of the deferred income tax balances for financial reporting purpose:

	December 31,
	2019	2018
Deferred tax assets	$242,863	$486,009
Deferred tax liabilities	$-	$-